Ordinary Shares	12 Months Ended
Dec. 31, 2024
Stockholders' Equity Note [Abstract]
Ordinary Shares
22. Ordinary Shares
As of December 31, 2022, 1,376,693,799 Class A ordinary shares had been issued, out of which, 1,371,774,629 Class A ordinary shares were outstanding, and 348,708,257 Class B ordinary shares had been issued and outstanding.
The Group issued 9,171,738 Class A ordinary shares for the year ended December 31, 2023, out of which, 599,886 Class A ordinary shares are outstanding and transferred to employees for the vested RSUs and 8,571,852 Class A ordinary shares are treasury shares held by XPeng Inc.
XPeng Inc. and XPeng Fortune Holding Limited transferred 10,679,408 Class A treasury shares to employees and independent directors for the vested RSUs for the year ended December 31, 2023.
On November 13, 2023, the Group allotted and issued 58,164,217 Class A ordinary shares as the purchase consideration to DiDi for completing the closing of acquisition of DiDi’s smart auto business (Note 5).
On July 26, 2023, the Group and Volkswagen entered into a forward share purchase agreement, pursuant to which the Group would issue a number of Class A ordinary shares that equal to the lower of 4.99% of its total share number as of five business days prior to the closing date and 94,666,666 to Volkswagen at the purchase price of US$7.5 per share in cash. The number of shares to be issued is subject to certain adjustments, which preclude the forward contract from meeting the
“fixed-for-fixed”
requirements under ASC
815-40
for equity classification. Accordingly, the forward share purchase agreement was classified as a liability measured at fair value with changes in fair value recognized in earnings.
On December 6, 2023, the Group allotted and issued 94,079,255 Class A ordinary shares to Volkswagen for the fulfillment of the forward share purchase agreement for strategic minority investment. The Group recognized a fair value loss on derivative liability amounting to RMB410,417 for the year ended
December 31, 2023.
As of December 31, 2023, 1,538,109,009 Class A ordinary shares had been issued, out of which, 1,535,297,395 Class A ordinary shares were outstanding, and 348,708,257 Class B ordinary shares had been issued and outstanding.

The Group issued 8,963,906 Class A ordinary shares for the year ended December 31, 2024, out of which, 1,010,502 Class A ordinary shares are outstanding and transferred to employees for the vested RSUs and 7,953,404 Class A ordinary shares are treasury shares held by XPeng Inc.
XPeng Inc. and XPeng Fortune Holding Limited transferred 8,460,156 Class A treasury shares to employees for the vested RSUs for the year ended December 31, 2024.
On August 13, 2024, the Group allotted and issued 4,636,447 Class A ordinary shares as the SOP Consideration Shares to DiDi pursuant to the acquisition of DiDi’s smart auto business (Note 5).
As of December 31, 2024, 1,551,709,362 Class A ordinary shares had been issued, out of which, 1,549,404,500 Class A ordinary shares were outstanding, and 348,708,257 Class B ordinary shares had been issued and outstanding.